Related Party Transactions - Schedule of Related Party Balances with the Related Parties (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Amounts due from related parties:
Amounts due from related parties		$ 74,694	$ 75,293
Less: Allowance for expected credit loss (see Note 9 PIPE escrow account for details)		(74,694)	(75,293)
Tianjin Tuoda [Member]
Amounts due from related parties:
Amounts due from related parties	[1]	14,326	13,662
Mr. Alan Nan Wu [Member]
Amounts due from related parties:
Amounts due from related parties	[2]	287	1,569
Shanghai OBS [Member]
Amounts due from related parties:
Amounts due from related parties		81	62
AI Ataa [Member]
Amounts due from related parties:
Amounts due from related parties		60,000	60,000
Amounts due to related parties, current:
Amounts due to related parties, current	[3]	450
Related Party [Member]
Amounts due from related parties:
Amount due from related parties, net
Amounts due to related parties, current:
Amounts due to related parties, current		5,977	5,295
Vision Path [Member]
Amounts due to related parties, current:
Amounts due to related parties, current	[4]	4,855	4,651
Shenzhen Yinghehuicheng [Member]
Amounts due to related parties, current:
Amounts due to related parties, current		$ 672	$ 644

[1]	In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was US$13 million, which was recognized as additional paid-in capital in the consolidated financial statements. The Group paid US$6.1 million of expenses on behalf of Tianjin Tuoda, of which US$3,792 remained due to Tianjin Tuoda as of December 31, 2022. During the six months ended June 30, 2023, the Group provided interest-free loans totaled US$1.6 million to Tianjin Tuoda to support its normal operations, which was repayable on demand. In June 2023, the Group’s claim on Tianjin Tuoda was transferred to Mr. Alan Nan Wu, resulting in the balance of amounts due from Tianjin Tuoda was nil, and the balance of amounts due from Mr. Alan Nan Wu was US$320 as of June 30, 2023. In the second half of 2023, the Group continued to provide a series interest-free loans amounting to US$15.7 million to Tianjin Tuoda to support its normal operations. In 2025, the Group continued to provide a series interest-free loans amounting to US$0.1 million to Tianjin Tuoda. As of December 31, 2025 and 2024, US$14.3 and US$13.7 million remains outstanding.
[2]	In 2022, My Car paid loan and expenses on behalf of the Group totaled US$5.5 million, which were interest-free and repayable on demand, and the Group repaid US$5.8 million. The Group provided loan to My Car of US$1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of December 31, 2025 and 2024 was nil. In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled US$3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of US$2.9 million to the Group for ordinary operations in 2022, which was repayable on demand. In 2023, the Group had repaid the amount in full to Mr. Alan Nan Wu. In 2024, the Group made repayments to Mr. Nan Wu of US$0.5 million. In 2025, the Group received interest-free loans of US$1.0 million from Mr. Nan Wu and made repayments of US$0.2 million.
[3]	On April 16, 2025, the Group entered into a loan agreement with the Mr. Benjamin Zhai, pursuant to provide a loan in the principal amount of US$300. The loan has a term of 12 months from the date the funds are received by the Group. Under the terms of the agreement, the Company is required to repay a total amount of US$450 upon maturity, representing principal of US$300 and total interest of US$150. The effective annual interest rate is approximately 50%. Of the total loan proceeds, approximately US$95 was remitted directly to the Group, and the remaining US$205 was paid by Mr. Benjamin Zhai on behalf of the Group to settle audit service fees.
[4]	In August 2022, Vision Path, the Group and Hainan Union Management Co., Ltd (“Hainan Union”) entered into a share transfer agreement. Under the agreement, Vision Path would sell its shares of the Group to Hainan Union with an amount of US$5.0 million and provided the amount to the Group as an interest-free loan for two years to support the Group’s normal operations. Among them, US$3.0 million would be due on August 24, 2024 and the rest would be due on September 27, 2024. In 2025, the Group negotiated with Vision Path and consented to have an extension of payment of the total loan to extend the repayment date to December 31, 2026. As of December 31, 2025 and 2024, US$4.7 million is due and in default and the Group does not make any payment to Vision Path.